Note 20 - Shareholders' Equity (Details Textual)																							3 Months Ended		12 Months Ended
	Nov. 06, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 05, 2025 $ / shares	Aug. 04, 2025 USD ($) $ / shares shares	Jul. 15, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	May 20, 2025 USD ($) shares	May 02, 2025 USD ($) shares	May 01, 2025 USD ($) shares	Apr. 24, 2025 USD ($) shares	Apr. 14, 2025 USD ($) shares	Mar. 21, 2025 USD ($) shares	Feb. 18, 2025 shares	Feb. 11, 2025 USD ($) $ / shares shares	Feb. 06, 2025 USD ($) $ / shares shares	Jan. 31, 2025 $ / shares shares	Jan. 23, 2025 USD ($) shares	Jan. 10, 2025 $ / shares shares	Jan. 08, 2025 USD ($) $ / shares shares	Jan. 02, 2025 USD ($) $ / shares shares	Oct. 11, 2024 $ / shares	Oct. 31, 2023 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 30, 2025 $ / shares shares	Dec. 29, 2025 shares	Apr. 28, 2025 $ / shares	Apr. 25, 2025 shares	Mar. 21, 2024 $ / shares	Dec. 31, 2023 shares
Common Stock, Shares Authorized (in shares)										300,000,000													2,000,000,000		2,000,000,000	300,000,000	2,000,000,000	600,000,000		600,000,000
Common Stock, Shares, Issued (in shares)																							724,658		724,658	25,189
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001																		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)											484,100
Stock Issued During Period, Value, Restricted Stock Award, Gross | $											$ 3,872,800
Stock Issued During Period, Value, Issued for Services | $																									$ 443,000	$ 321,000
Stock Issued During Period, Value, New Issues | $																								$ 60,000	$ 60,000
Share Price (in dollars per share) | $ / shares	$ 0.7																														$ 2,350
Preferred Stock, Shares Authorized (in shares)																							1,000,000		1,000,000
Preferred Stock, Shares Issued (in shares)																										0
Class of Warrant or Right, Outstanding (in shares)																							4,135,911	2,936,616	4,135,911	2,936,234						2,469
Class of Warrant or Right, Issued During Period (in shares)																							0	382	1,199,677	2,933,765
Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)		11,200										11,200											11,200		11,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period (in shares)																							0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Voting Rights, Percentage												91.00%
Share Based Compensation Arrangement By Share Based Payment Award, Number of Shares Available for Grant, Percentage of Shares Outstanding												15.00%
Warrant [Member]
Class of Warrant or Right, Outstanding (in shares)																								2,936,616	4,135,910	2,936,233
Class of Warrant or Right, Issued During Period (in shares)																								382	1,199,677	2,933,765
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)												9,999	1
Preferred Stock, Shares Authorized (in shares)																							60,000		60,000	60,000
Preferred Stock, Shares Issued (in shares)																							60,000		60,000	0
Preferred Stock, Votes Per Share																							10,000		10,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares																							$ 0.0001		$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)																							21,150		21,150	21,150
Preferred Stock, Shares Issued (in shares)																							21,150		21,150	0
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares																							$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Stated Value (in dollars per share) | $ / shares																							1,000		1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares																							$ 1		$ 0.1		$ 1
Beneficial Ownership, Maximum																							19.99%		19.99%
Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)																							2,625
Stock Issued During Period, Value, New Issues | $																							$ 1,861,125
Preferred Stock, Shares Authorized (in shares)																							12,000		12,000	12,000
Preferred Stock, Shares Issued (in shares)																							5,775		3,150	0
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares																							$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Stated Value (in dollars per share) | $ / shares																							1,000		1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares																							$ 0.1		$ 0.1
Beneficial Ownership, Maximum																							19.99%		19.99%
April and October Convertible Notes [Member]
Debt Instrument, Face Amount | $	$ 142,857
Alternus Energy Group Plc [Member]
Stock Issued During Period, Shares, New Issues (in shares)							40,000																	3,239	201,600
Stock Issued During Period, Value, New Issues | $							$ 224,000																	$ 400,000	$ 1,400,000
CEO And Executive Director [Member]
Stock Issued During Period, Shares, New Issues (in shares)											75,000
Clo [Member]
Stock Issued During Period, Shares, New Issues (in shares)											25,000
Employee [Member]
Stock Issued During Period, Shares, New Issues (in shares)											12,500
Four Third Party Debt Holders [Member]
Stock Issued During Period, Shares, New Issues (in shares)											137,850
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Voting Rights, Percentage												91.00%
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)										50,000		10,000
Preferred Stock, Votes Per Share												10,000
Share-Based Payment Arrangement, Expense | $										$ 0		$ 60,000
Accredited Debt Holder [Member]
Stock Issued During Period, Shares, New Issues (in shares)																850		1,162		1,109
Shares Issued, Price Per Share (in dollars per share) | $ / shares																$ 65.28		$ 128.4		$ 150
Accredited Debt Holder [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)																							2,625		3,150
Alternus Energy Group Plc [Member] | Restricted Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)											55,000
Four Current Independent Directors [Member]
Stock Issued During Period, Shares, New Issues (in shares)											15,000
Hover Energy LLC [Member]
Stock Issued During Period, Shares, Purchase of Assets (in shares)											28,750
Assure Power, LLC [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)									5,000
Stock Issued During Period, Value, Issued for Services | $									$ 43,000
Southern Point Capital Corporation [Member]
Stock Issued During Period, Shares, New Issues (in shares)								20,000
Stock Issued During Period, Shares, Issued for Services (in shares)								20,000
Stock Issued During Period, Value, New Issues | $								$ 172,000
Hover [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		20,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 1,526
Stock Issued During Period, Value, New Issues | $		$ 30,500,000																				$ 1,800,000
Hover [Member] | Series B Preferred Stock [Member] | EverOn Energy LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)		21,150
Conversion of Note into Unrestricted Common Stock [Member]
Debt Conversion, Original Debt, Amount | $	$ 13,250			$ 22,072	$ 39,710	$ 67,063								$ 150,000	$ 85,113				$ 202,500	$ 1,588,693
Debt Conversion, Converted Instrument, Shares Issued (in shares)	34,416			32,190	30,000	29,500								1,000	567				1,350	11,120
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 0.385			$ 0.69	$ 1.32	$ 6.4								$ 150	$ 150				$ 150	$ 150
Conversion of Note into Restricted Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)																	7,630
Debt Conversion, Converted Instrument, Amount | $																	$ 563,268
Conversion of Notes into Series C Convertible Preferred Stock [Member]
Debt Conversion, Original Debt, Amount | $																									$ 3,950,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)																									3,150
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			200																		25